Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2023			$ 20.6
Funding received from shareholder loan	$ 9.8	$ 0.0	9.8	$ 0.0
Income on a percentage basis	3.9	$ (1.1)	6.3	$ 0.0
Balance as of June 30, 2022	17.1		17.1
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2023			16.9
Funding received from shareholder loan			9.8
Income on a percentage basis			5.2
Balance as of June 30, 2022	12.3		12.3
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2023			3.7
Funding received from shareholder loan			0.0
Income on a percentage basis			1.1
Balance as of June 30, 2022	$ 4.8		$ 4.8